SUBSEQUENT EVENTS (Details Narrative) - BRL (R$) R$ in Thousands	Feb. 21, 2024	Feb. 08, 2024	Jan. 15, 2024	Apr. 30, 2024
Forecast [Member]
IfrsStatementLineItems [Line Items]
Total value of simple debentures				R$ 800,000,000
Nominal unit value of debentures				R$ 1,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Redemption and cancellation of shares	98,375
Acquisition price			R$ 150,000
Percentage of share capital			29.91%
Value of debt securities		R$ 200,000
Aggregate value of notes		R$ 700,000,000
Nonadjusting Event [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Redemption and cancellation of shares	41,896
Nonadjusting Event [Member] | Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Redemption and cancellation of shares	56,479